Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.39238%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,752,760.92

Principal:
Principal Collections	$17,197,134.38
Prepayments in Full	$11,137,606.74
Liquidation Proceeds	$431,449.26
Recoveries	$68,843.99
Sub Total	$28,835,034.37
Collections	$30,587,795.29

Purchase Amounts:
Purchase Amounts Related to Principal	$244,540.45
Purchase Amounts Related to Interest	$1,126.13
Sub Total	$245,666.58

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,833,461.87

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	16
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,833,461.87
Servicing Fee	$564,305.38	$564,305.38	$0.00	$0.00	$30,269,156.49
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,269,156.49
Interest - Class A-2a Notes	$117,426.89	$117,426.89	$0.00	$0.00	$30,151,729.60
Interest - Class A-2b Notes	$11,231.13	$11,231.13	$0.00	$0.00	$30,140,498.47
Interest - Class A-3 Notes	$643,094.83	$643,094.83	$0.00	$0.00	$29,497,403.64
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$29,301,366.31
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,301,366.31
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$29,238,206.31
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,238,206.31
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$29,192,927.31
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,192,927.31
Regular Principal Payment	$26,742,417.95	$26,742,417.95	$0.00	$0.00	$2,450,509.36
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,450,509.36
Residual Released to Depositor	$0.00	$2,450,509.36	$0.00	$0.00	$0.00
Total		$30,833,461.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,742,417.95
Total					$26,742,417.95

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$17,002,866.74	$77.29	$117,426.89	$0.53	$17,120,293.63	$77.82
Class A-2b Notes	$9,739,551.21	$77.29	$11,231.13	$0.09	$9,750,782.34	$77.38
Class A-3 Notes	$0.00	$0.00	$643,094.83	$1.86	$643,094.83	$1.86
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$26,742,417.95	$25.40	$1,076,229.18	$1.02	$27,818,647.13	$26.42

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$59,962,669.34	0.2725576	$42,959,802.60	0.1952718
Class A-2b Notes	$34,347,707.22	0.2725576	$24,608,156.01	0.1952718
Class A-3 Notes	$346,060,000.00	1.0000000	$346,060,000.00	1.0000000
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$598,030,376.56	0.5680703	$571,287,958.61	0.5426677

Pool Information
Weighted Average APR	3.080%	3.067%
Weighted Average Remaining Term	44.40	43.56
Number of Receivables Outstanding	29,649	28,915
Pool Balance	$677,166,459.95	$647,807,388.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$626,611,373.25	$599,428,569.22
Pool Factor	0.5929308	0.5672238

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$48,378,818.93
Targeted Overcollateralization Amount	$76,519,429.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$76,519,429.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		85	$348,340.97
(Recoveries)		25	$68,843.99
Net Loss for Current Collection Period			$279,496.98
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4953%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4651%
Second Prior Collection Period			0.8853%
Prior Collection Period			0.5501%
Current Collection Period			0.5063%
Four Month Average (Current and Prior Three Collection Periods)			0.6017%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,002	$4,041,436.49
(Cumulative Recoveries)			$348,008.87
Cumulative Net Loss for All Collection Periods			$3,693,427.62
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3234%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,033.37
Average Net Loss for Receivables that have experienced a Realized Loss			$3,686.06

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.86%	207	$5,572,616.88
61-90 Days Delinquent	0.14%	31	$891,609.73
91-120 Days Delinquent	0.03%	6	$176,434.94
Over 120 Days Delinquent	0.07%	14	$426,097.65
Total Delinquent Receivables	1.09%	258	$7,066,759.20

Repossession Inventory:
Repossessed in the Current Collection Period		16	$463,783.67
Total Repossessed Inventory		42	$1,231,168.15

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1947%
Prior Collection Period			0.1821%
Current Collection Period			0.1764%
Three Month Average			0.1844%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2306%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	16

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer